MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class A shares of the following Funds:

•	MassMutual Inflation-Protected Bond Fund

seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing primarily in inflation-indexed securities issued by the U.S. government and other high quality issuers.

•	MassMutual Strategic Balanced Fund

seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

•	MassMutual Destination Retirement Income Fund

seeks high current income and, as a secondary objective, capital appreciation.

•	MassMutual Destination Retirement 2010 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2020 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2030 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2040 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 31, 2003

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Summary Information

This Prospectus describes seven Funds offered by MassMutual Institutional Funds (the “Trust”). The Trust also offers other Funds, which are described in a separate prospectus. The Trust provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 15.

•	Fees and Expenses.

There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Because each of the Funds in this Prospectus is a new Fund effective December 31, 2003, the Funds do not have actual performance. For some of these Funds, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

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MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

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Expense Information

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.42%
Total Annual Fund Operating Expenses	1.15%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	1.08%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$110	$344

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for  Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.78% for the quarter ended September 30, 2002 and the lowest was 0.53% for the quarter ended December 31, 2002.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class A*	15.65%	11.06%
Lehman U.S. Treasury Inflation Note Index^	16.57%	12.07%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar chart is based on Class A expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.49%
Total Annual Fund Operating Expenses	1.34%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	1.21%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A	$123	$384

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	18.16% 4Q 1998	-22.19% 3Q 2002
Western Composite	7.19% 2Q 1995	-2.93% 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund
Class A*	-27.72%	2.72%	8.82%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.43%
Russell 3000 Index^^	-21.54%	-0.71%	8.94%
	One Year	Five Years	Since Inception (2/1/93)
Western Composite
Class A*	8.65%	6.90%	7.60%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.35%
Lehman Brothers Aggregate Bond Index^^^	10.25%	7.55%	7.37%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s A share class. The bar charts are based on Class A expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

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MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

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The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Janus)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

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The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

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Annual Performance

Each Destination Retirement Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund is new, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses	.61%
Expense Reimbursement(2)	(.11%	)

Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.27%
Total Annual Fund Operating Expenses	.57%
Expense Reimbursement(2)	(.07%	)

Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.25%
Total Annual Fund Operating Expenses	.55%
Expense Reimbursement(2)	(.05%	)

Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Destination Retirement 2030

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.26%
Total Annual Fund Operating Expenses	.56%
Expense Reimbursement(2)	(.06%	)

Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class A
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.25%
Other Expenses(1)	.28%
Total Annual Fund Operating Expenses	.58%
Expense Reimbursement(2)	(.08%	)

Net Fund Expenses(3)	.50%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class A
Destination Retirement Income	1.17%
Destination Retirement 2010	1.20%
Destination Retirement 2020	1.27%
Destination Retirement 2030	1.37%
Destination Retirement 2040	1.41%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2002. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class A shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your

–  13  –

investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class A	$119	$372

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class A	$123	$382

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class A	$129	$402

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2030

	1 Year	3 Years
Class A	$139	$433

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class A	$143	$445

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  14  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. All of the Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The Strategic Balanced Fund and the Destination Retirement Funds are also subject to market risk since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Strategic Balanced Fund and the Destination Retirement Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. All of the Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Funds, their investments and the related risks.

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•	Management Risk. All the Funds are subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s, or underlying fund’s, investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s, or underlying fund’s, investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, all of the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. All of the Funds are subject to foreign investment risk.

The Strategic Balanced Fund and the Destination Retirement Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Strategic Balanced Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser, or underlying sub-adviser, deems those investments

–  16  –

are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. All of the Funds are subject to currency risk to the extent that they invest in securities of foreign issuers that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Destination Retirement Funds have exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Destination Retirement Funds have the greatest exposure to growth company risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Destination Retirement Funds have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  17  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Inflation-Protected Bond Fund	X	X	X	X	X	X	X		X				X

Strategic Balanced Fund	X	X	X	X	X	X	X	X	X				X

Destination Retirement Income Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

–  18  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2002, MassMutual, together with its subsidiaries, had assets in excess of $84 billion and assets under management in excess of $240 billion.

MassMutual contracts with the Sub-Advisers described below to help manage some of the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Inflation-Protected Bond Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of September 30, 2003 of more than $78 billion.

Ronald Desautels

is principally responsible for the day-to-day management of the Inflation-Protected Bond Fund. He has managed the Fund since its inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 26 years of investment experience and has been associated with MassMutual since 1989.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was incorporated in 1987 and, together with affiliates in London, Frankfurt and Hong Kong, provides a full range of fixed income and equity investment advisory services for individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and services as investment services, asset management, consumer finance and insurance services. As of September 30, 2003, SaBAM had $61.8 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC, and a managing director of Smith Barney. Mr. Hable is the President of Davis Skaggs and a managing director of Smith Barney. Mr. Goode and Mr. Hable each have 17 years of investment experience.

Western Asset Management Company (“Western”), located at 117 East Colorado Blvd, Pasadena, California 91105, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. As of September 30, 2003, Western managed $138.7 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of September 30, 2003, this team consisted of 47 professionals, led by:

–  19  –

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

–  20  –

About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class A. None of the Classes of shares has up-front sales charges but Class N does have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class A shares of the Funds may also be purchased by the following Eligible Purchasers:

Class A Shares

Eligible Purchasers.  Class A shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A shares. There is no minimum plan or institutional investor size to purchase Class A shares.

Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class A shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. The Funds have adopted Rule 12b-1 Plans for Class A shares of the Funds.

Under the Class A Plans, each Fund is permitted to pay distribution and service fees at the annual rate of .25%, in the aggregate, of that Fund’s average daily net assets attributable to Class A shares. Distribution fees may be paid to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class A shares and for related expenses. Services fees may be paid to brokers or other financial intermediaries for providing personal services to Class A shareholders and/or maintaining Class A shareholder accounts and for related expenses. Compensation under the Plans for service fees will be paid to MassMutual and compensation under the Plans for distribution fees will be paid to the Distributor. MassMutual and the Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full

–  21  –

amount to the brokers or other intermediaries. MassMutual may pay any Class A 12b-1 service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis.

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class A shares and may cost you more than other types of sales charges.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class A shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class A shares, including any advance of 12b-1 service fees by MassMutual, may be only 1.00% of the purchase price.

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class A shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .25% of the amount invested for the servicing of Class A shares. The payments on account of Class A shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class A shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class A shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class A shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

–  22  –

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”). The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds’ transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or

•	the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for

–  23  –

preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

–  24  –

Investment Performance

Except as noted below, performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each respective Fund’s A share class. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the relevant Fund. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Strategic Balanced Fund’s A share class. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by SaBAM.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

–  25  –

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ A share class.

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/02		5 Year Return (%) as of 12/31/02	10 Year Return (%) as of 12/31/02

David L. Babson & Company Inc./ MM Inflation-Protected Bond Fund	A		15.65%	N/A	N/A

Salomon Brothers Asset Management Inc/ MM Strategic Balanced Fund	A	-	27.72%	2.72%	8.82%

Western Asset Management Company/ MM Strategic Balanced Fund	A		8.65%	6.90%	N/A

ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also

–  26  –

may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into stock index futures contracts and foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying

–  27  –

securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of Inflation-Protected Bond) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, may for temporary defensive purposes invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

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Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may

–  29  –

experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by MassMutual or the Fund’s sub-adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

–  30  –

MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class L shares of the following Funds:

•	MassMutual Inflation-Protected Bond Fund

seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing primarily in inflation-indexed securities issued by the U.S. government and other high quality issuers.

•	MassMutual Strategic Balanced Fund

seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

•	MassMutual Destination Retirement Income Fund

seeks high current income and, as a secondary objective, capital appreciation.

•	MassMutual Destination Retirement 2010 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2020 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2030 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2040 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 31, 2003

–  1  –

–  2  –

Summary Information

This Prospectus describes seven Funds offered by MassMutual Institutional Funds (the “Trust”). The Trust also offers other Funds, which are described in a separate prospectus. The Trust provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 15.

•	Fees and Expenses.

There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Because each of the Funds in this Prospectus is a new Fund effective December 31, 2003, the Funds do not have actual performance. For some of these Funds, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  4  –

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.42%
Total Annual Fund Operating Expenses	.90%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.83%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$85	$265

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for  Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.84% for the quarter ended September 30, 2002 and the lowest was 0.58% for the quarter ended December 31, 2002.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class L*	15.90%	11.31%
Lehman U.S. Treasury Inflation Note Index^	16.57%	12.07%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar chart is based on Class L expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  5  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.49%
Total Annual Fund Operating Expenses	1.09%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	.96%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  6  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class L	$98	$306

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	18.22% 4Q 1998	-22.12% 3Q 2002
Western Composite	7.24% 2Q 1995	-2.87% 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund
Class L*	-27.47%	2.98%	9.07%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.43%
Russell 3000 Index^^	-21.54%	-0.71%	8.94%

	One Year	Five Years	Since Inception (2/1/93)
Western Composite
Class L*	8.90%	7.15%	7.85%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.35%
Lehman Brothers Aggregate Bond Index^^^	10.25%	7.55%	7.37%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s L share class. The bar charts are based on Class L expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  7  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

–  8  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  9  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Janus)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  10  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  11  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund is new, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses	.36%
Expense Reimbursement(2)	(.11%	)

Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.27%
Total Annual Fund Operating Expenses	.32%
Expense Reimbursement(2)	(.07%	)

Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.25%
Total Annual Fund Operating Expenses	.30%
Expense Reimbursement(2)	(.05%	)

Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  12  –

Destination Retirement 2030

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.26%
Total Annual Fund Operating Expenses	.31%
Expense Reimbursement(2)	(.06%	)

Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class L
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.28%
Total Annual Fund Operating Expenses	.33%
Expense Reimbursement(2)	(.08%	)

Net Fund Expenses(3)	.25%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds
Class L
Destination Retirement Income	.92%
Destination Retirement 2010	.95%
Destination Retirement 2020	1.02%
Destination Retirement 2030	1.12%
Destination Retirement 2040	1.16%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2002. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class L shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the

–  13  –

Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class L	$94	$294

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class L	$97	$304

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class L	$104	$324

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2030

	1 Year	3 Years
Class L	$114	$355

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class L	$118	$368

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  14  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. All of the Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The Strategic Balanced Fund and the Destination Retirement Funds are also subject to market risk since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Strategic Balanced Fund and the Destination Retirement Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. All of the Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Funds, their investments and the related risks.

–  15  –

•	Management Risk. All the Funds are subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s, or underlying fund’s, investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s, or underlying fund’s, investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, all of the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. All of the Funds are subject to foreign investment risk.

The Strategic Balanced Fund and the Destination Retirement Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Strategic Balanced Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser, or underlying sub-adviser, deems those investments

–  16  –

are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. All of the Funds are subject to currency risk to the extent that they invest in securities of foreign issuers that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Destination Retirement Funds have exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Destination Retirement Funds have the greatest exposure to growth company risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Destination Retirement Funds have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  17  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Inflation-Protected Bond Fund	X	X	X	X	X	X	X		X				X

Strategic Balanced Fund	X	X	X	X	X	X	X	X	X				X

Destination Retirement Income Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

–  18  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2002, MassMutual, together with its subsidiaries, had assets in excess of $84 billion and assets under management in excess of $240 billion.

MassMutual contracts with the Sub-Advisers described below to help manage some of the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Inflation-Protected Bond Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of September 30, 2003 of more than $78 billion.

Ronald Desautels

is principally responsible for the day-to-day management of the Inflation-Protected Bond Fund. He has managed the Fund since its inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 26 years of investment experience and has been associated with MassMutual since 1989.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was incorporated in 1987 and, together with affiliates in London, Frankfurt and Hong Kong, provides a full range of fixed income and equity investment advisory services for individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and services as investment services, asset management, consumer finance and insurance services. As of September 30, 2003, SaBAM had $61.8 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC, and a managing director of Smith Barney. Mr. Hable is the President of Davis Skaggs and a managing director of Smith Barney. Mr. Goode and Mr. Hable each have 17 years of investment experience.

Western Asset Management Company (“Western”), located at 117 East Colorado Blvd, Pasadena, California 91105, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. As of September 30, 2003, Western managed $138.7 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of September 30, 2003, this team consisted of 47 professionals, led by:

–  19  –

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class L. None of the Classes of shares has up-front sales charges but Class N does have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class L shares of the Funds may also be purchased by the following Eligible Purchasers:

Class L Shares

Eligible Purchasers.  Class L shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $1 million; and

•	Other institutional investors with assets generally in excess of $1 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class L shares. Class L shares are generally sold in connection with the use of an intermediary performing third party administration and/or other shareholder services.

Shareholder and Distribution Fees.  Class L shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class L shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class L shares to brokers or other financial intermediaries from its own resources at the time of sale.

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class L shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .25% of the amount invested for Class L shares, as compensation for performing third party administration and/or other shareholder services. The payments on account of Class L shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class L shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1

–  21  –

Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class L shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class L shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”). The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds’ transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or

•	the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for

–  23  –

preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

Except as noted below, performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each respective Fund’s L share class. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the relevant Fund. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Strategic Balanced Fund’s L share class. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by SaBAM.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ L share class.

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/02	5 Year Return (%) as of 12/31/02	10 Year Return (%) as of 12/31/02

David L. Babson & Company Inc./ MM Inflation-Protected Bond Fund	L	15.90%	N/A	N/A

Salomon Brothers Asset Management Inc/ MM Strategic Balanced Fund	L	-27.47%	2.98%	9.07%

Western Asset Management Company/ MM Strategic Balanced Fund	L	8.90%	7.15%	N/A

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also

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may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into stock index futures contracts and foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying

–  27  –

securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of Inflation-Protected Bond) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, may for temporary defensive purposes invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

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Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may

–  29  –

experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by MassMutual or the Fund’s sub-adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class N shares of the following Funds:

•	MassMutual Inflation-Protected Bond Fund

seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing primarily in inflation-indexed securities issued by the U.S. government and other high quality issuers.

•	MassMutual Strategic Balanced Fund

seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

•	MassMutual Destination Retirement Income Fund

seeks high current income and, as a secondary objective, capital appreciation.

•	MassMutual Destination Retirement 2010 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2020 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2030 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2040 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 31, 2003

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Summary Information

This Prospectus describes seven Funds offered by MassMutual Institutional Funds (the “Trust”). The Trust also offers other Funds, which are described in a separate prospectus. The Trust provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 15.

•	Fees and Expenses.

There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Because each of the Funds in this Prospectus is a new Fund effective December 31, 2003, the Funds do not have actual performance. For some of these Funds, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows, in addition to any Shareholder Fees, a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

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MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

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Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.47%
Total Annual Fund Operating Expenses	1.45%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	1.38%
(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$244	$437

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$141	$437

Babson Prior Performance for  Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.71% for the quarter ended September 30, 2002 and the lowest was 0.46% for the quarter ended December 31, 2002.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class N*	15.35%	10.76%
Lehman U.S. Treasury Inflation Note Index^	16.57%	12.07%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar chart is based on Class N expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.54%
Total Annual Fund Operating Expenses	1.64%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	1.51%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)

Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the

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Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class N	$257	$478

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$154	$478

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	18.08% 4Q 1998	-22.27% 3Q 2002
Western Composite	7.12% 2Q 1995	-3.01% 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund
Class N*	-28.02%	2.42%	8.51%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.43%
Russell 3000 Index^^	-21.54%	-0.71%	8.94%
	One Year	Five Years	Since Inception (2/1/93)
Western Composite
Class N*	8.35%	6.60%	7.30%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.35%
Lehman Brothers Aggregate Bond Index^^^	10.25%	7.55%	7.37%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s N share class. The bar charts are based on Class N expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

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MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

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The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Janus)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

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The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

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Annual Performance

Each Destination Retirement Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund is new, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Class N
Shareholder Fees (fees paid directly from your investment)
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	1.00%	(1)

(1)	Applies to shares redeemed within 18 months of purchase.

Destination Retirement Income

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	50%
Other Expenses(1)	.36%
Total Annual Fund Operating Expenses	.91%
Expense Reimbursement(2)	(.11%	)

Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.32%
Total Annual Fund Operating Expenses	.87%
Expense Reimbursement(2)	(.07%	)

Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.30%
Total Annual Fund Operating Expenses	.85%
Expense Reimbursement(2)	(.05%	)

Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  12  –

Destination Retirement 2030

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.31%
Total Annual Fund Operating Expenses	.86%
Expense Reimbursement(2)	(.06%	)

Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2040

	Class N
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	.50%
Other Expenses(1)	.33%
Total Annual Fund Operating Expenses	.88%
Expense Reimbursement(2)	(.08%	)

Net Fund Expenses(3)	.80%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds
Class N
Destination Retirement Income	1.47%
Destination Retirement 2010	1.50%
Destination Retirement 2020	1.57%
Destination Retirement 2030	1.67%
Destination Retirement 2040	1.71%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2002. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

–  13  –

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class N shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class N	$253	$466

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$150	$466

Destination Retirement 2010

	1 Year	3 Years
Class N	$257	$475

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$153	$475

Destination Retirement 2020

	1 Year	3 Years
Class N	$263	$495

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$160	$495

Destination Retirement 2030

	1 Year	3 Years
Class N	$273	$526

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$169	$524

Destination Retirement 2040

	1 Year	3 Years
Class N	$277	$538

For Class N shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class N	$174	$538

–  14  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. All of the Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The Strategic Balanced Fund and the Destination Retirement Funds are also subject to market risk since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Strategic Balanced Fund and the Destination Retirement Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. All of the Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Funds, their investments and the related risks.

–  15  –

•	Management Risk. All the Funds are subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s, or underlying fund’s, investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s, or underlying fund’s, investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, all of the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. All of the Funds are subject to foreign investment risk.

The Strategic Balanced Fund and the Destination Retirement Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Strategic Balanced Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser, or underlying sub-adviser, deems those investments

–  16  –

are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. All of the Funds are subject to currency risk to the extent that they invest in securities of foreign issuers that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Destination Retirement Funds have exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Destination Retirement Funds have the greatest exposure to growth company risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Destination Retirement Funds have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  17  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Inflation-Protected Bond Fund	X	X	X	X	X	X	X		X				X

Strategic Balanced Fund	X	X	X	X	X	X	X	X	X				X

Destination Retirement Income Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

–  18  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2002, MassMutual, together with its subsidiaries, had assets in excess of $84 billion and assets under management in excess of $240 billion.

MassMutual contracts with the Sub-Advisers described below to help manage some of the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Inflation-Protected Bond Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of September 30, 2003 of more than $78 billion.

Ronald Desautels

is principally responsible for the day-to-day management of the Inflation-Protected Bond Fund. He has managed the Fund since its inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 26 years of investment experience and has been associated with MassMutual since 1989.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was incorporated in 1987 and, together with affiliates in London, Frankfurt and Hong Kong, provides a full range of fixed income and equity investment advisory services for individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and services as investment services, asset management, consumer finance and insurance services. As of September 30, 2003, SaBAM had $61.8 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC, and a managing director of Smith Barney. Mr. Hable is the President of Davis Skaggs and a managing director of Smith Barney. Mr. Goode and Mr. Hable each have 17 years of investment experience.

Western Asset Management Company (“Western”), located at 117 East Colorado Blvd, Pasadena, California 91105, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. As of September 30, 2003, Western managed $138.7 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of September 30, 2003, this team consisted of 47 professionals, led by:

–  19  –

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

–  20  –

About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class N. None of the Classes of shares has up-front sales charges but Class N does have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class N shares of the Funds may also be purchased by the following Eligible Purchasers:

Class N Shares

Eligible Purchasers.  Class N shares may be purchased by:

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;

•	Individual retirement accounts described in Code Section 408; and

•	Other institutional investors, nonqualified deferred compensation plans and voluntary employees’ beneficiary associations described in Code Section 501(c)(9).

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class N shares. There is no minimum plan or institutional investor size to purchase Class N shares.

Class N shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

Distribution and Service (Rule 12b-1) Fees.  Class N shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. The Funds have adopted Rule 12b-1 Plans for Class N shares of the Funds.

Under the Class N Plans, each Fund pays the Distributor an annual distribution fee of .25%. Each Fund also pays .25% in services fees to MassMutual each year under the Plans. MassMutual will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing personal services to Class N shareholders and/or maintaining Class N shareholder accounts and for related expenses. MassMutual may pay the .25% service fees to brokers or other financial intermediaries in advance for the first year after the shares are sold. After the shares have been held for a year, MassMutual pays the service fees on a quarterly basis. The Distributor will be entitled to retain a portion of the fees generated by an account, or may reallow the full amount to brokers or other financial intermediaries for providing services in connection with the distribution and marketing of Class N shares and for related expenses.

–  21  –

Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the costs of your investment in the Class N shares and may cost you more than other types of sales charges.

The Distributor may directly, or through MassMutual, pay a sales concession of up to 1.00% of the purchase price of Class N shares to brokers or other financial intermediaries from its own resources at the time of sale. However, the total amount paid to brokers or other financial intermediaries at the time of sale of Class N shares, including any advance of the service fee by MassMutual, may be only 1.00% of the purchase price.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class N shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .25% of the amount invested for the servicing of Class N shares. The payments on account of Class N shares will be based on criteria established by MassMutual. Compensation paid by the Funds to brokers or other intermediaries for providing services on account of Class N shares is described above under “Distribution and Service (Rule 12b-1) Fees”. Where Class N shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class N shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

–  22  –

Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”). The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds’ transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or

•	the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Class N Contingent Deferred Sales Charges

If Class N shares are redeemed within a holding period of 18 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed below and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request). The Class N contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Funds in connection with the sale of Class N shares.

A contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

•	the amount of your account value represented by an increase in net asset value over the initial purchase price,

•	shares purchased by the reinvestment of dividends or capital gains distributions, or

•	shares redeemed in the special circumstances described in Appendix A to the Statement of Additional Information.

To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:

1.	shares acquired by reinvestment of dividends and capital gains distributions, and

2.	shares held the longest.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of

–  23  –

any other Fund. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the Fund whose shares you acquire. Similarly, if you acquire shares of a Fund by exchanging shares of another Fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to the acquired Fund.

Waivers of Class N Contingent Deferred Sales Charges

The Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.  Waivers for Redemptions in Certain Cases.

The Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:

•	Redemptions from insurance company separate investment accounts.

•	Redemptions from Retirement Plans or other employee benefit plans.

•	Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.

•	Redemptions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.

•	Redemptions from accounts for which no sales concession was paid to any broker-dealer or other financial intermediary at the time of sale.

•	Redemptions of Class N shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account’s value annually.

•	In the case of an IRA, to make distributions required under a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.

B.    Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class N shares sold or issued in the following cases:

•	Shares sold to the Manager or its affiliates.

•	Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.

•	Shares issued in plans of reorganization to which the Fund is a party.

•	Shares sold to present or former officers, directors, trustees or employees (and their “immediate families[1]”) of the Fund, the Manager and its affiliates.

1The term “immediate family” refers to one’s spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling’s spouse, a spouse’s siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

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Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

Except as noted below, performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each respective Fund’s N share class. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the relevant Fund. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Strategic Balanced Fund’s N share class. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by SaBAM.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ N share class.

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/02	5 Year Return (%) as of 12/31/02	10 Year Return (%) as of 12/31/02

David L. Babson & Company Inc./
MM Inflation-Protected Bond Fund	N	15.35%	N/A	N/A

Salomon Brothers Asset Management Inc/
MM Strategic Balanced Fund	N	-28.02%	2.46%	8.51%

Western Asset Management Company/
MM Strategic Balanced Fund	N	8.35%	6.60%	N/A

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also

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may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into stock index futures contracts and foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying

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securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of Inflation-Protected Bond) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, may for temporary defensive purposes invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

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Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may

–  30  –

experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by MassMutual or the Fund’s sub-adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class S shares of the following Funds:

•	MassMutual Inflation-Protected Bond Fund

seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing primarily in inflation-indexed securities issued by the U.S. government and other high quality issuers.

•	MassMutual Strategic Balanced Fund

seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

•	MassMutual Destination Retirement Income Fund

seeks high current income and, as a secondary objective, capital appreciation.

•	MassMutual Destination Retirement 2010 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2020 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2030 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2040 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 31, 2003

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Summary Information

This Prospectus describes seven Funds offered by MassMutual Institutional Funds (the “Trust”). The Trust also offers other Funds, which are described in a separate prospectus. The Trust provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 15.

•	Fees and Expenses.

There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Because each of the Funds in this Prospectus is a new Fund effective December 31, 2003, the Funds do not have actual performance. For some of these Funds, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

–  4  –

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.17%
Total Annual Fund Operating Expenses	.65%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.58%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$59	$186

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for  Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.9% for the quarter ended September 30, 2002 and the lowest was 0.64% for the quarter ended December 31, 2002.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class S*	16.15%	11.56%
Lehman U.S. Treasury Inflation Note Index^	16.57%	12.07%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar chart is based on Class S expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  5  –

MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.29%
Total Annual Fund Operating Expenses	.89%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	.76%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  6  –

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class S	$78	$243

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	18.27% 4Q 1998	-22.06% 3Q 2002
Western Composite	7.29% 2Q 1995	-2.82% 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year		Five Years		Ten Years
SaBAM Mutual Fund
Class S*	-	27.27%		3.18%	9.27%
Lipper Balanced Fund Index^	-	10.69%		2.16%	7.43%
Russell 3000 Index^^	-	21.54%	-	0.71%	8.94%
	One Year		Five Years		Since Inception (2/1/93)
Western Composite
Class S*		9.10%		7.35%	8.06%
Lipper Balanced Fund Index^	-	10.69%		2.16%	7.35%
Lehman Brothers Aggregate Bond Index^^^		10.25%		7.55%	7.37%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s S share class. The bar charts are based on Class S expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

–  7  –

MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

–  8  –

MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  9  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Janus)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  10  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  11  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund is new, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.18%
Total Annual Fund Operating Expenses	.23%
Expense Reimbursement(2)	(.11%	)

Net Fund Expenses(3)	.12%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.12%
Total Annual Fund Operating Expenses	.17%
Expense Reimbursement(2)	(.07%	)

Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.10%
Total Annual Fund Operating Expenses	.15%
Expense Reimbursement(2)	(.05%	)

Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2030

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.11%
Total Annual Fund Operating Expenses	.16%
Expense Reimbursement(2)	(.06%	)

Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  12  –

Destination Retirement 2040

	Class S
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.13%
Total Annual Fund Operating Expenses	.18%
Expense Reimbursement(2)	(.08%	)

Net Fund Expenses(3)	.10%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class S

Destination Retirement Income	.80%

Destination Retirement 2010	.80%

Destination Retirement 2020	.87%

Destination Retirement 2030	.97%

Destination Retirement 2040	1.01%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2002. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class S shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class S	$81	$254

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class S	$82	$256

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class S	$89	$277

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  13  –

Destination Retirement 2030

	1 Year	3 Years
Class S	$99	$308

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class S	$103	$321

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  14  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. All of the Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The Strategic Balanced Fund and the Destination Retirement Funds are also subject to market risk since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Strategic Balanced Fund and the Destination Retirement Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. All of the Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Funds, their investments and the related risks.

–  15  –

•	Management Risk. All the Funds are subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s, or underlying fund’s, investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s, or underlying fund’s, investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, all of the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. All of the Funds are subject to foreign investment risk.

The Strategic Balanced Fund and the Destination Retirement Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Strategic Balanced Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on foreign investments, when the Sub-Adviser, or underlying sub-adviser, deems those investments

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are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. All of the Funds are subject to currency risk to the extent that they invest in securities of foreign issuers that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Destination Retirement Funds have exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Destination Retirement Funds have the greatest exposure to growth company risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Destination Retirement Funds have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

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Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Inflation-Protected Bond Fund	X	X	X	X	X	X	X		X				X

Strategic Balanced Fund	X	X	X	X	X	X	X	X	X				X

Destination Retirement Income Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

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About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2002, MassMutual, together with its subsidiaries, had assets in excess of $84 billion and assets under management in excess of $240 billion.

MassMutual contracts with the Sub-Advisers described below to help manage some of the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Inflation-Protected Bond Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of September 30, 2003 of more than $78 billion.

Ronald Desautels

is principally responsible for the day-to-day management of the Inflation-Protected Bond Fund. He has managed the Fund since its inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 26 years of investment experience and has been associated with MassMutual since 1989.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was incorporated in 1987 and, together with affiliates in London, Frankfurt and Hong Kong, provides a full range of fixed income and equity investment advisory services for individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and services as investment services, asset management, consumer finance and insurance services. As of September 30, 2003, SaBAM had $61.8 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC, and a managing director of Smith Barney. Mr. Hable is the President of Davis Skaggs and a managing director of Smith Barney. Mr. Goode and Mr. Hable each have 17 years of investment experience.

Western Asset Management Company (“Western”), located at 117 East Colorado Blvd, Pasadena, California 91105, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. As of September 30, 2003, Western managed $138.7 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of September 30, 2003, this team consisted of 47 professionals, led by:

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S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

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About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class S. None of the Classes of shares has up-front sales charges but Class N does have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class S shares of the Funds may also be purchased by the following Eligible Purchasers:

Class S Shares

Eligible Purchasers.  Class S shares may be purchased by:

•	Qualified plans under Section 401(a) of the Internal Revenue Code of 1986 as amended (the “Code”), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $100 million;

•	Certain non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds; and

•	Other institutional investors with assets generally in excess of $100 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S Shares.

Shareholder and Distribution Fees.  Class S shares of each Fund are purchased directly from the Trust without a front-end sales charge. Therefore, 100% of an Investor’s money is invested in the Fund or Funds of its choice. Class S shares do not have deferred sales charges or any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class S shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .25% of the amount invested for the servicing of Class S shares. The payments on account of Class S shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class S shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments. No additional fees are paid by the Funds under these plans. Where Class S hares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional

–  21  –

compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class S shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”). The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds’ transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or

•	the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net

–  23  –

realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

–  24  –

Investment Performance

Except as noted below, performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each respective Fund’s S share class. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the relevant Fund. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Strategic Balanced Fund’s S share class. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by SaBAM.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ S share class.

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/02	5 Year Return (%) as of 12/31/02	10 Year Return (%) as of 12/31/02

David L. Babson & Company Inc./ MM Inflation-Protected Bond Fund	S	16.15%	N/A	N/A

Salomon Brothers Asset Management Inc/ MM Strategic Balanced Fund	S	-27.27%	3.18%	9.27%

Western Asset Management Company/ MM Strategic Balanced Fund	S	9.10%	7.35%	N/A

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also

–  26  –

may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into stock index futures contracts and foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying

–  27  –

securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of Inflation-Protected Bond) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, may for temporary defensive purposes invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

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Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may

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experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by MassMutual or the Fund’s sub-adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.

MASSMUTUAL INSTITUTIONAL FUNDS

This Prospectus describes Class Y shares of the following Funds:

•	MassMutual Inflation-Protected Bond Fund

seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital by investing primarily in inflation-indexed securities issued by the U.S. government and other high quality issuers.

•	MassMutual Strategic Balanced Fund

seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

•	MassMutual Destination Retirement Income Fund

seeks high current income and, as a secondary objective, capital appreciation.

•	MassMutual Destination Retirement 2010 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2020 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2030 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

•	MassMutual Destination Retirement 2040 Fund

seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a crime.

PROSPECTUS

December 31, 2003

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Summary Information

This Prospectus describes seven Funds offered by MassMutual Institutional Funds (the “Trust”). The Trust also offers other Funds, which are described in a separate prospectus. The Trust provides a broad range of investment choices across the risk/return spectrum. The summary pages that follow describe each Fund’s:

•	Investment objectives.

•	Principal Investment Strategies and Risks. A “Summary of Principal Risks” of investing in the Funds begins on page 15.

•	Fees and Expenses.

There is no assurance that a Fund’s investment objective will be achieved, and you can lose money by investing in the Funds.

Important Notes about performance information for the Funds.

Because each of the Funds in this Prospectus is a new Fund effective December 31, 2003, the Funds do not have actual performance. For some of these Funds, the performance of the Sub-Adviser is provided based on a composite of portfolios managed by the Sub-Adviser with substantially similar investment objectives, policies and investment strategies as the Fund. The Performance Charts for those Sub-Advisers reflect the Sub-Adviser’s composite performance, adjusted for class specific expenses of the particular Fund. These Performance Charts do not show Fund performance.

In all cases, investment returns assume the reinvestment of dividends and capital gains distributions. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

Important Note about Fees and Expenses.

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the Fund in which you invest and the class of shares that you purchase. The fee tables shown on the following pages under “Expense Information” are meant to assist you in understanding these fees and expenses. Each fee table shows a Fund’s Annual Fund Operating Expenses. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund’s assets, which means you pay them indirectly.

–  3  –

MassMutual Inflation-Protected Bond Fund

Investment Objective

This Fund seeks to achieve as high a total rate of real return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund normally invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or government-sponsored enterprises, and corporations. “Real return” equals total return less the estimated rate of inflation, which is typically measured by the change in an official inflation measure. Inflation-indexed bonds are structured to provide protection against inflation: the bond’s principal is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The Fund may invest up to 20% of its assets in non-U.S. holdings, but will normally hedge foreign currency exposure to reduce the risk of loss due to fluctuations in currency exchange rates.

The Fund may normally invest up to 20% of its assets in holdings that are not inflation-indexed. The Fund will make such investments primarily when the Fund’s Sub-Adviser, David L. Babson & Company Inc. (“Babson”), believes that such investments are more attractive than inflation-indexed bonds. The Fund’s non-inflation-indexed holdings may include corporate bonds, U.S. government and agency bonds, cash and short-term investments, futures, options and other derivatives and up to 10% in restricted or illiquid securities.

The Fund will invest in bonds of any maturity. However, the Fund’s Sub-Adviser intends for the Fund’s dollar-weighted average maturity and duration to match (within 10%) the dollar-weighted average maturity and duration of the Fund’s benchmark, the Lehman U.S. Treasury Inflation Note Index. The Fund’s portfolio “duration” is the average of the periods remaining for payments of principal and interest on the Fund’s debt securities, weighted by the dollar amount of each payment. The Fund will maintain an average credit quality of AAA/AA+.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

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Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.48%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.27%
Total Annual Fund Operating Expenses	.75%

Expense Reimbursement(2)	(.07%	)
Net Fund Expenses(3)	.68%
(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class Y	$69	$218

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Babson Prior Performance for  Similar Accounts*

The bar chart illustrates the variability of returns achieved by Babson for accounts with investment objectives similar to that of the Fund.

During the periods shown above, the highest quarterly return was 7.88% for the quarter ended September 30, 2002 and the lowest was 0.61% for the quarter ended December 31, 2002.

Babson Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares Babson’s investment results for accounts with investment objectives similar to that of the Fund to an index measuring the broad market over different time periods.

	One Year	Since Inception (10/1/01)
Babson Composite
Class Y*	16.05%	11.46%
Lehman U.S. Treasury Inflation Note Index^	16.57%	12.07%

*Performance shown is the composite of all portfolios managed by Babson with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar chart is based on Class Y expenses. The composite performance does not represent the historical performance of the MassMutual Inflation-Protected Bond Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lehman U.S. Treasury Inflation Note Index is an unmanaged index that measures the broad performance of U.S. Treasury inflation-indexed bonds. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Strategic Balanced Fund

Investment Objective

This Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

Principal Investment Strategies and Risks

To obtain its objective, the Fund takes a multi-managed approach whereby two sub-advisers independently manage their own portion of the Fund’s assets. Salomon Brothers Asset Management Inc (“SaBAM”) manages the equity component and Western Asset Management Company (“Western”) manages the fixed income component.

The equity component will invest primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies that SaBAM believes are undervalued in the marketplace. While SaBAM selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The equity component generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when SaBAM believes smaller companies offer more attractive value opportunities.

The fixed income component will invest in a wide variety of investment-grade fixed-income sectors, including government, corporate, mortgage-backed, asset-backed, and cash equivalents, in both U.S. dollars and local currencies. It also allows for opportunistic use of non-dollar, high-yield, and emerging market securities to enhance portfolio returns and lower volatility.

The Fund’s target allocation is 60% equity securities and 40% fixed income securities but may fluctuate based on cash-flow activity or market performance. Additionally, the Fund’s adviser may change the allocation of the Fund’s assets between the Fund’s sub-advisers on a basis determined by the Fund’s adviser to be in the best interest of shareholders. In unusual circumstances the Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk and Leveraging Risk.

These Risks are described beginning on page 15.

Annual Performance

The Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Fund because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because this Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market.

Expense Information

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.60%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.34%
Total Annual Fund Operating Expenses	.94%

Expense Reimbursement(2)	(.13%	)
Net Fund Expenses(3)	.81%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.

(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.

(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

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Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class Y	$83	$259

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

SaBAM and Western Prior Performance for Similar Accounts*

The bar chart illustrates the variability of returns achieved by each Sub-Adviser for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser.

	Highest Quarter	Lowest Quarter
SaBAM Mutual Fund	18.26% 4Q 1998	-22.07% 3Q 2002
Western Composite	7.27% 2Q 1995	-2.83% 1Q 1994

SaBAM and Western Average Annual Total

Returns for Similar Accounts*

(for the periods ended December 31, 2002)

The table compares each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the portion of the Fund managed by each Sub-Adviser to an index measuring the broad market over different time periods.

	One Year	Five Years	Ten Years
SaBAM Mutual Fund
Class Y*	-27.32%	3.13%	9.22%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.43%
Russell 3000 Index^^	-21.54%	-0.71%	8.94%
	One Year	Five Years	Since Inception (2/1/93)
Western Composite
Class Y*	9.05%	7.30%	8.01%
Lipper Balanced Fund Index^	-10.69%	2.16%	7.35%
Lehman Brothers Aggregate Bond Index^^^	10.25%	7.55%	7.37%

* Western’s Similar Account performance is a composite of all portfolios managed by Western with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. SaBAM’s Similar Account performance is from a mutual fund managed by SaBAM (the Smith Barney Fundamental Value Fund) with substantially similar investment objectives, policies and investment strategies and without significant client-imposed restrictions, adjusted to reflect the fees and expenses of the Fund’s Y share class. The bar charts are based on Class Y expenses. Each Sub-Adviser’s similar account performance does not represent the historical performance of the MassMutual Strategic Balanced Fund and should not be interpreted as being indicative of the future performance of the Fund. For a more detailed discussion, please refer to “Investment Performance” in this Prospectus. Performance shown does not reflect fees that may be paid by investors for administrative services or group annuity contract charges.

^ The Lipper Balanced Fund Index is an unmanaged, equally weighted index of the 30 largest mutual funds within the Lipper Balanced Category. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^ The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

^^^ The Lehman Brothers Aggregate Bond Index is an unmanaged index of fixed rate investment grade securities with at least one year to maturity combining the Lehman Brothers Government/Credit Index and the Lehman Brothers Mortgage-Backed Securities Index. The Index does not incur expenses or reflect any deduction for taxes and cannot be purchased directly by investors.

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MassMutual Destination Retirement Funds

MassMutual Destination Retirement Income Fund

Investment Objective

The Fund seeks to achieve high current income and, as a secondary objective, capital appreciation.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors already in retirement.

•	Assets are allocated among underlying MassMutual Institutional Funds according to a stable target asset allocation strategy that emphasizes fixed income and money market funds but also includes a smaller allocation to equity funds.

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2010 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2010.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2010).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2020 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2020.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in including money market funds (approximately five to ten years after the year 2020).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

MassMutual Destination Retirement 2030 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2030.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2030).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

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MassMutual Destination Retirement 2040 Fund

Investment Objective

The Fund seeks to achieve as high a total rate of return on an annual basis as is considered consistent with prudent investment risk and the preservation of capital.

Principal Investment Strategies and Risks

The Fund seeks to achieve its investment objective by investing in a combination of MassMutual equity, fixed income and money market funds using an asset allocation strategy designed for investors expecting to retire around the year 2040.

•	Assets are allocated among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 25% in equity funds and 75% in fixed-income funds, including money market funds (approximately five to ten years after the year 2040).

The Principal Risks of investing in the Fund are Market Risk, Credit Risk, Management Risk, Prepayment Risk, Liquidity Risk, Derivative Risk, Foreign Investment Risk, Emerging Markets Risk, Currency Risk, Smaller Company Risk, Growth Company Risk, Value Company Risk and Leveraging Risk.

These Risks are described beginning on page 15.

More Principal Investment Strategies and Risks

MassMutual invests each Destination Retirement Fund’s assets in a combination of MassMutual Institutional Funds: domestic and international equity funds, investment-grade fixed-income funds, and money market funds (underlying MassMutual Institutional Funds). The Destination Retirement Funds differ primarily due to their asset allocations among these fund types.

MassMutual allocates the assets of each Destination Retirement Fund with a target retirement date (Destination Retirement 2010, Destination Retirement 2020, Destination Retirement 2030, and Destination Retirement 2040) among underlying MassMutual Institutional Funds according to an asset allocation strategy that becomes increasingly conservative over time. Each fund’s name refers to the approximate retirement year of the investors for whom the fund’s asset allocation strategy is designed. For example, Destination Retirement 2030, which is designed for investors planning to retire around the year 2030, currently has an aggressive target asset allocation (relative to the other Destination Retirement Funds), with a substantial portion of its assets invested in equity funds and a modest portion of its assets invested in fixed-income funds. By contrast, Destination Retirement 2010 currently has a more conservative target asset allocation, with less than half of its assets invested in equity funds and the majority of its assets invested in fixed-income and money market funds.

Destination Retirement Income is designed for investors in their retirement years. MassMutual allocates the fund’s assets according to a stable target asset allocation that emphasizes fixed-income and money market funds but also includes a smaller allocation to equity funds.

When the target asset allocation of another Destination Retirement Fund matches Destination Retirement Income’s target asset allocation (approximately five to ten years after the fund’s retirement date), it is expected that the fund will be combined with Destination Retirement Income and the fund’s shareholders will become shareholders of Destination Retirement Income. This may be done without a vote of shareholders if the Trust’s Board of Trustees determines at the time of the proposed combination that combining the funds is in the best interests of the funds and their shareholders. The objectives and policies stated above are non-fundamental and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders.

MassMutual intends to manage each Destination Retirement Fund according to its target asset allocation strategy, and does not intend to trade actively among underlying MassMutual Institutional Funds or intend to attempt to capture short-term market opportunities. However, MassMutual may modify the target asset allocation strategy for any Destination Retirement Fund and modify the selection of underlying MassMutual Institutional Funds for any Destination Retirement Fund from time to time.

The following table contains guidelines designed to help investors select an appropriate Destination Retirement Fund. The guidelines are based on the year in which the investor anticipates his or her retirement to begin and assume a retirement age of 65.

Retirement Year	Fund
Retired before 2006	Destination Retirement Income
2006-2015	Destination Retirement 2010
2016-2025	Destination Retirement 2020
2026-2035	Destination Retirement 2030
2036-2045	Destination Retirement 2040

–  9  –

The following table lists the underlying MassMutual Institutional Funds in which each Destination Retirement Fund currently may invest and each Destination Retirement Fund’s approximate target asset allocation to each underlying MassMutual Institutional Fund as of the date of this prospectus. MassMutual may change these percentages over time and may invest in any other MassMutual Institutional Funds, including any MassMutual Institutional Funds that may be created in the future.

Investment Option Categories	Destination Retirement Income	Destination Retirement 2010	Destination Retirement 2020	Destination Retirement 2030	Destination Retirement 2040

Equity	30%	40%	60%	85%	100%
Domestic Equity
MM Fundamental Value (Wellington)	0%	5%	9%	13%	15%
MM Large Cap Value (Davis)	9%	6%	9%	12%	15%
MM Growth Equity (MFS)	9%	11%	9%	13%	15%
MM Aggressive Growth (Janus)	0%	0%	9%	12%	15%
MM Small Cap Equity (Babson)	7%	6%	5%	0%	0%
MM Small Company Value (Clover/T. Rowe Price)	0%	0%	0%	6%	7%
MM Focused Value (Harris)	0%	0%	5%	5%	6%
MM Mid Cap Growth II (T. Rowe Price)	0%	5%	5%	5%	6%
MM Emerging Growth (RS Investments)	0%	0%	0%	6%	6%

International Equity
MM Overseas (American Century/Harris)	5%	7%	9%	13%	15%

Fixed Income & Short Term/Money Market	70%	60%	40%	15%	0%
MM Core Bond (Babson)	17%	15%	12%	0%	0%
MM Diversified Bond (Babson)	16%	15%	11%	7%	0%
MM Inflation-Protected Bond (Babson)	17%	15%	12%	8%	0%
MM Short-Duration Bond (Babson)	15%	10%	5%	0%	0%
MM Money Market (Babson)	5%	5%	0%	0%	0%

–  10  –

The following chart illustrates each Destination Retirement Fund’s approximate target asset allocation among equity and fixed-income funds as of the date of this prospectus. The Destination Retirement Funds’ target asset allocations may differ from this illustration.

–  11  –

Annual Performance

Each Destination Retirement Fund began operations December 31, 2003, and therefore has no performance history. There will be risks of investing in the Funds because the returns can be expected to vary from year to year.

Average Annual Total Returns

Because each Fund is new, there are no tables which shows how each Fund’s returns have deviated from the broad market.

Expense Information

Destination Retirement Income

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.21%
Total Annual Fund Operating Expenses	.26%
Expense Reimbursement(2)	(.11%	)

Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2010

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.17%
Total Annual Fund Operating Expenses	.22%
Expense Reimbursement(2)	(.07%	)

Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2020

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.15%
Total Annual Fund Operating Expenses	.20%
Expense Reimbursement(2)	(.05%	)

Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

Destination Retirement 2030

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.16%
Total Annual Fund Operating Expenses	.21%
Expense Reimbursement(2)	(.06%	)

Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

–  12  –

Destination Retirement 2040

	Class Y
Annual Fund Operating Expenses (expenses that are deducted from Fund assets) (% of average net assets)
Management Fees	.05%
Distribution and Service (Rule 12b-1) Fees	None
Other Expenses(1)	.18%
Total Annual Fund Operating Expenses	.23%
Expense Reimbursement(2)	(.08%	)

Net Fund Expenses(3)	.15%

(1)	Other Expenses are based on estimated amounts for the first fiscal year of the Fund.
(2)	The expenses in the above table reflect a written agreement by MassMutual to cap the fees and expenses of the Fund at these amounts through December 31, 2006. The agreement cannot be terminated unilaterally by MassMutual.
(3)	Employee benefit plans which invest in the Fund through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Fund may also be subject to charges imposed in their administrative services or other agreement with MassMutual or MassMutual affiliate. None of these charges are deducted from Fund assets.

In addition to the total and net operating expenses shown above, each Destination Retirement Fund, as a shareholder in an underlying MassMutual Institutional Fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying MassMutual Institutional Fund, and each Destination Retirement Fund’s investment return will be net of underlying MassMutual Institutional Fund expenses. Each Destination Retirement Fund will invest in Class S shares of the underlying MassMutual Institutional Funds.

The combined net expense ratios of each Destination Retirement Fund (calculated as a percentage of average net assets) are as follows:

Combined net expense ratio for each Destination Retirement Fund and the underlying MassMutual Institutional Funds

Class Y

Destination Retirement Income	82%

Destination Retirement 2010	.85%

Destination Retirement 2020	.92%

Destination Retirement 2030	1.02%

Destination Retirement 2040	1.06%

Each Destination Retirement Fund’s combined net expense ratio is based on its net operating expense ratio plus a weighted average of the net operating expense ratios of the underlying MassMutual Institutional Funds in which it was invested (for each underlying MassMutual Institutional Fund’s most recently reported fiscal year) as of December 31, 2002. The combined net expense ratios for each Destination Retirement Fund may be higher or lower depending on the allocation of a fund’s assets among the underlying MassMutual Institutional Funds and the actual expenses of the underlying MassMutual Institutional Funds.

Examples

These examples are intended to help you compare the cost of investing in the Destination Retirement Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in Class Y shares of a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment earns a 5% return each year and that the Fund’s net operating expenses, which include the weighted average of the net operating expenses of each of the underlying MassMutual Institutional Funds, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Destination Retirement Income

	1 Year	3 Years
Class Y	$84	$262

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2010

	1 Year	3 Years
Class Y	$87	$272

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2020

	1 Year	3 Years
Class Y	$94	$292

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  13  –

Destination Retirement 2030

	1 Year	3 Years
Class Y	$104	$324

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

Destination Retirement 2040

	1 Year	3 Years
Class Y	$108	$336

The figures shown above would be the same whether you sold your shares at the end of a period or kept them.

–  14  –

Summary of Principal Risks

The value of your investment in a Fund changes with the values of the investments in a Fund’s portfolio. Many things can affect those values. Factors that may have an important or significant effect on a particular Fund’s portfolio as a whole are called “Principal Risks”. These Principal Risks are summarized in this section. The chart at the end of this section displays similar information. All Funds could be subject to additional risks. Although the Funds strive to reach their stated goals, they cannot offer guaranteed results. You have the potential to make money in these Funds, but you can also lose money.

•	Market Risk

All the Funds are subject to market risk, which is the general risk of unfavorable market-induced changes in the value of a security. All of the Funds are subject to market risk because they invest some or all of their assets in debt securities. Debt securities are obligations of an issuer to pay principal and/or interest at a specified interest rate over a predetermined period. If interest rates rise close to or higher than the specified rate, those securities are likely to be worth less and the value of the Funds will likely fall. If interest rates fall, most securities held by Funds paying higher rates of interest will likely be worth more, and the Fund’s value will likely increase.

This kind of market risk, also called interest rate risk, is generally greater for debt securities with longer maturities and portfolios with longer durations. “Duration” is the average of the periods remaining for payments of principal and interest on a fund’s debt securities, weighted by the dollar amount of each payment. Even the highest quality debt securities are subject to interest rate risk. Market risk is generally greater for lower-rated securities or comparable unrated securities.

The Strategic Balanced Fund and the Destination Retirement Funds are also subject to market risk since stock prices can fall for any number of factors, including general economic and market conditions, real or perceived changes in the prospects of the security’s issuer, changing interest rates and real or perceived economic and competitive industry conditions.

The Strategic Balanced Fund and the Destination Retirement Funds maintain substantial exposure to equities and do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or even extended periods subjects these Funds to unpredictable declines in the value of their shares, as well as periods of poor performance. Market risk also includes specific risks affecting the companies whose shares are purchased by the Fund, such as management performance, financial leverage, industry problems and reduced demand for the issuer’s goods or services.

•	Credit Risk. All the Funds are subject to credit risk. This is the risk that the issuer or the guarantor of a debt security, or the counterparty to a derivatives contract or securities loan, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. There are varying degrees of credit risk, which are often reflected in credit ratings. Credit risk is particularly significant for a Fund to the extent it invests in below investment grade securities. These debt securities and similar unrated securities, which are commonly known as “junk bonds,” either have speculative elements or are predominantly speculative investments. Junk bonds may be subject to greater market fluctuations and greater risks of loss of income and principal than investment grade securities. All of the Funds may invest in foreign debt securities and, accordingly, are also subject to increased credit risk because of the difficulties of requiring foreign entities, including issuers of sovereign debt, to honor their contractual commitments, and because a number of foreign governments and other issuers are already in default.

Terms appearing in bold type are discussed in greater detail under “Additional Investment Policies and Risk Considerations”. Those sections also include more information about the Funds, their investments and the related risks.

–  15  –

•	Management Risk. All the Funds are subject to management risk because the Funds are actively managed investment portfolios. Management risk is the chance that poor security selection will cause the Fund to underperform other Funds with similar investment objectives. Each Fund’s, or underlying fund’s, investment Sub-Adviser manages the Fund according to the traditional methods of active investment management, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Each Fund’s, or underlying fund’s, investment Sub-Adviser applies its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired result.

•	Prepayment Risk. Prepayment risk is the risk that principal will be repaid at a different rate than anticipated, causing the return on mortgage-backed securities to be less than expected when purchased. The interest rate risk described above may be compounded for the Funds to the extent that they invest to a material extent in mortgage-related or other asset-backed securities that may be prepaid. These securities have variable maturities that tend to lengthen when interest rates are rising, which typically is the least desirable time for maturities to lengthen. The Funds are also subject to reinvestment risk, which is the chance that cash flows from securities (including securities that are prepaid) will be reinvested at lower rates if interest rates fall.

•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. A Fund may not be able to sell these illiquid securities at the best prices. Investments in derivatives, foreign securities and securities having small market capitalization, substantial market and/or credit risk tend to involve greater liquidity risk. Accordingly, all of the Funds may be subject to liquidity risk.

•	Derivative Risk. All Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, interest rate or index. The Funds may sometimes use derivatives as part of a strategy designed to reduce other risks and sometimes will use derivatives for leverage, which increases opportunities for gain but also involves greater risk. In addition to other risks such as the credit risk of the counterparty, derivatives involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates and indices. In addition, a Fund’s use of derivatives may affect the timing and amount of taxes payable by shareholders.

•	Foreign Investment Risk. Funds investing in foreign securities may experience more rapid and extreme changes in value than Funds which invest solely in U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In addition, foreign companies are usually not subject to the same degree of regulation as U.S. companies. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund’s non-U.S. investments. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment. Economic downturns in certain regions, such as Southeast Asia, can also adversely affect other countries whose economies appear to be unrelated. All of the Funds are subject to foreign investment risk.

The Strategic Balanced Fund and the Destination Retirement Funds may also invest in foreign securities known as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). ADRs, GDRs and EDRs represent securities or a pool of securities of an underlying foreign or, in the case of GDRs and EDRs, U.S. or non-U.S. issuer. They are subject to many of the same risks as foreign securities. ADRs, GDRs and EDRs are more completely described in the Statement of Additional Information.

•	Emerging Markets Risk. The Strategic Balanced Fund and the Destination Retirement Funds may invest in issuers located in emerging markets, subject to the applicable restrictions on

–  16  –

foreign investments, when the Sub-Adviser, or underlying sub-adviser, deems those investments are consistent with the Fund’s investment objectives and policies. Emerging markets are generally considered to be the countries having “emerging market economies” based on factors such as the country’s foreign currency debt rating, its political and economic stability, the development of its financial and capital markets and the level of its economy. Investing in securities from emerging markets involves special risks, including less liquidity and more price volatility than securities of comparable domestic issuers or in established foreign markets. Emerging markets also may be concentrated towards particular industries. There may also be different clearing and settlement procedures, or an inability to handle large volumes of transactions. These factors could result in settlement delays and temporary periods when a portion of a Fund’s assets is not invested and could cause a loss in value due to illiquidity.

•	Currency Risk. All of the Funds are subject to currency risk to the extent that they invest in securities of foreign issuers that are traded in, and receive revenues in, foreign currencies. Currency risk is caused by uncertainty in foreign currency exchange rates. Fluctuations in the value of the U.S. dollar relative to foreign currencies may enhance or diminish returns that a U.S. investor would receive on foreign investments. The Funds may, but will not necessarily, engage in foreign currency transactions in order to protect against fluctuations in the value of holdings denominated in or exposed to other currencies. Those currencies can decline in value relative to the U.S. Dollar, or, in the case of hedging positions, the U.S. Dollar can decline in value relative to the currency hedged. A Fund’s investment in foreign currencies may increase the amount of ordinary income recognized by the Fund.

•	Smaller Company Risk. Market risk and liquidity risk are particularly pronounced for stocks of smaller companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. The Destination Retirement Funds have exposure to this risk.

•	Growth Company Risk. Market risk is also particularly pronounced for “growth” companies. The prices of growth company securities may fall to a greater extent than the overall equity markets (represented by the S&P 500 Index) due to changing economic, political or market factors. Growth company securities tend to be more volatile in terms of price swings and trading volume. The Destination Retirement Funds have the greatest exposure to growth company risk. Growth companies, especially technology related companies, have seen dramatic rises and falls in stock valuations. These Funds have the risk that the market may deem their stock prices over-valued, which could cause steep and/or volatile price swings. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

•	Value Company Risk. The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced. The Destination Retirement Funds have the greatest exposure to this risk.

•	Leveraging Risk. When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in that Fund will be more volatile and all other risks will tend to be compounded. All of the Funds may take on leveraging risk by investing collateral from securities loans, by using derivatives and by borrowing money to repurchase shares or to meet redemption requests.

–  17  –

Principal Risks by Fund

The following chart summarizes the Principal Risks of each Fund. A particular Fund may, however, still have risks not identified in this chart.

Fund	Market Risk	Credit Risk	Manage- ment Risk	Pre- payment Risk	Liquidity Risk	Derivative Risk	Foreign Invest- ment Risk	Emerging Markets Risk	Currency Risk	Smaller Company Risk	Growth Company Risk	Value Company Risk	Leveraging Risk

Inflation-Protected Bond Fund	X	X	X	X	X	X	X		X				X

Strategic Balanced Fund	X	X	X	X	X	X	X	X	X				X

Destination Retirement Income Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2010 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2020 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2030 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

Destination Retirement 2040 Fund	X	X	X	X	X	X	X	X	X	X	X	X	X

–  18  –

About the Investment Adviser and Sub-Advisers

Massachusetts Mutual Life Insurance Company (“MassMutual”) located at 1295 State Street, Springfield, Massachusetts 01111, is the Funds’ investment adviser and is responsible for providing all necessary investment management and administrative services. Founded in 1851, MassMutual is a mutual life insurance company that provides a broad range of insurance, money management, retirement and asset accumulation products and services for individuals and businesses. As of December 31, 2002, MassMutual, together with its subsidiaries, had assets in excess of $84 billion and assets under management in excess of $240 billion.

MassMutual contracts with the Sub-Advisers described below to help manage some of the Funds. The current investment management fee paid by each Fund to MassMutual is identified under “Expense Information” for each Fund.

Each Fund also pays MassMutual an administrative and shareholder service fee at an annual rate based on a percentage of daily net assets for the applicable class of shares.

David L. Babson & Company Inc. (“Babson”), a MassMutual majority-owned and controlled subsidiary, located at 1295 State Street, Springfield, Massachusetts 01111 and at One Memorial Drive, Cambridge, Massachusetts 02142, manages the investments of the Inflation-Protected Bond Fund. Babson has provided investment advice to individual and institutional investors for more than 50 years and had assets under management as of September 30, 2003 of more than $78 billion.

Ronald Desautels

is principally responsible for the day-to-day management of the Inflation-Protected Bond Fund. He has managed the Fund since its inception. Mr. Desautels, a Managing Director of Babson, is a Chartered Financial Analyst with 26 years of investment experience and has been associated with MassMutual since 1989.

Salomon Brothers Asset Management Inc (“SaBAM”), located at 399 Park Avenue, New York, NY 10022, manages a portion of the portfolio of the Strategic Balanced Fund. SaBAM is a wholly-owned subsidiary of Citigroup Inc. SaBAM was incorporated in 1987 and, together with affiliates in London, Frankfurt and Hong Kong, provides a full range of fixed income and equity investment advisory services for individual and institutional clients around the world, including European and Far East central banks, pension funds, endowments, insurance companies, and services as investment services, asset management, consumer finance and insurance services. As of September 30, 2003, SaBAM had $61.8 billion in assets under management.

John G. Goode and Peter Hable

serve as co-portfolio managers and are responsible for the day-to-day management of a portion of the portfolio of the Strategic Balanced Fund. Mr. Goode is the Chairman and Chief Investment Officer of Davis Skaggs Investment Management (“Davis Skaggs”), a division of Smith Barney Fund Management LLC, and a managing director of Smith Barney. Mr. Hable is the President of Davis Skaggs and a managing director of Smith Barney. Mr. Goode and Mr. Hable each have 17 years of investment experience.

Western Asset Management Company (“Western”), located at 117 East Colorado Blvd, Pasadena, California 91105, manages a portion of the portfolio of the Strategic Balanced Fund. Western, which concentrates exclusively on fixed-income investments, is a wholly-owned subsidiary of Legg Mason, Inc., a NYSE-listed, diversified financial services company based in Baltimore, Maryland. As of September 30, 2003, Western managed $138.7 billion in total fixed-income assets. Western’s fixed-income discipline emphasizes a team approach that unites groups of specialists dedicated to different market sectors. The investment responsibilities of each sector team are distinct, yet success is derived from the constant interaction that unites the specialty groups into a cohesive whole. This structure ensures that client portfolios benefit from a consensus that draws on the expertise of all team members. As of September 30, 2003, this team consisted of 47 professionals, led by:

–  19  –

S. Kenneth Leech

is Western’s Chief Investment Officer. Mr. Leech has 26 years of industry experience, 13 of them with the Firm, and prior to becoming CIO was Director of Portfolio Management. Previously, he worked as a portfolio manager at Greenwich Capital Markets, The First Boston Corporation, and the National Bank of Detroit.

Stephen A. Walsh

is Western’s Deputy Chief Investment Officer. Mr. Walsh has 22 years of industry experience, 12 of them with the Firm, and prior to becoming Deputy CIO was Director of Portfolio Management (after Mr. Leech). Previously, he worked as a portfolio manager at Security Pacific Investment Managers, Inc., and the Atlantic Richfield Company.

MassMutual has received exemptive relief from the Securities and Exchange Commission to permit MassMutual to change sub-advisers or hire new sub-advisers for one or more Funds from time to time without obtaining shareholder approval. Normally, shareholders are required to approve investment sub-advisory agreements. Several other mutual fund companies have received similar relief. MassMutual believes having this authority is important, because it allows MassMutual to remove and replace a sub-adviser in a quick, efficient and cost-effective fashion when its performance is inadequate or the sub-adviser no longer is able to meet a Fund’s investment objective and strategies. The shareholders of each Fund have previously approved this arrangement. Pursuant to the exemptive relief, MassMutual will provide to a Fund’s shareholders, within 90 days of the hiring of a new sub-adviser, an information statement describing the new sub-adviser.

–  20  –

About the Classes of Shares – Multiple Class Information

Each Fund offers five Classes of shares: Class S, Class Y, Class L, Class A and Class N. The shares offered by this Prospectus are Class Y. None of the Classes of shares has up-front sales charges but Class N does have contingent deferred sales charges. Only Class A and Class N shares charge distribution and service (Rule 12b-1) fees.

Class S, Class Y and Class L shares are primarily offered to institutional investors through institutional distribution channels, such as employer-sponsored retirements plans or through broker-dealers, financial institutions or insurance companies. Class A and N shares are primarily offered through distribution channels, such as broker-dealers or financial institutions. The different Classes have different fees, expenses and/or minimum investor size requirements. The difference in the fee structures among the Classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by MassMutual for investment advisory services. Accordingly, management fees do not vary by Class. Different fees and expenses of a Class will affect performance of that Class. For additional information, call us toll free at 1-888-309-3539 or contact a sales representative or financial intermediary who offers the Classes.

Except as described below, all Classes of shares of a Fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the various Classes are: (a) each Class may be subject to different expenses specific to that Class; (b) each Class has a different Class designation; (c) each Class has exclusive voting rights with respect to matters solely affecting such Class; (d) each Class offered in connection with a 12b-1 Plan will bear the expense of the payments that would be made pursuant to that 12b-1 Plan, and only that Class will be entitled to vote on matters pertaining to that 12b-1 Plan; and (e) each Class will have different exchange privileges.

Each Class of a Fund’s shares invests in the same portfolio of securities. Because each Class will have different expenses, they will likely have different share prices. All Classes of shares are available for purchase by insurance company separate investment accounts. Class Y shares of the Funds may also be purchased by the following Eligible Purchasers:

Class Y Shares

Eligible Purchasers.  Class Y shares may be purchased by:

•	Non-qualified deferred compensation plans;

•	Registered mutual funds and collective trust funds;

•	Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally exceed or are expected to exceed $5 million; and

•	Other institutional investors with assets generally in excess of $5 million.

These Eligible Purchasers must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y Shares.

Shareholder and Distribution Fees.  The Class Y shares are 100% no load, so you pay no fees (sales loads) when you buy or sell Class Y shares. Therefore, all of your money is invested in the Fund or Funds of your choice. Class Y shares do not have any Rule 12b-1 service or distribution fees.

Compensation to Intermediaries

MassMutual may directly, or through the Distributor, pay cash compensation to persons who provide services on behalf of Class Y shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .25% of the amount invested for the servicing of Class Y shares. The payments on account of Class Y shares will be based on criteria established by MassMutual. In the event that amounts paid by the Funds to MassMutual as administrative or management fees are deemed indirect financing of distribution or servicing costs for Class Y shares, the Funds have adopted distribution and servicing plans (i.e., Rule 12b-1 Plans) authorizing such payments.

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No additional fees are paid by the Funds under these plans. Where Class Y shares are sold in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class Y shares will be paid quarterly, in arrears.

Each Fund may pay brokerage commissions to affiliates of its Sub-Adviser.

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Investing In The Funds

Buying, Redeeming and Exchanging Shares

The Funds sell their shares at a price equal to their net asset value (“NAV”). The Funds’ generally determine their NAV at the market close (usually 4:00 p.m. Eastern Time) every day the New York Stock Exchange (“NYSE”) is open (“Business Day”). Your purchase order will be priced at the next NAV calculated after the transfer agent accepts your purchase order. The Funds will suspend selling their shares during any period when the determination of NAV is suspended. The Funds can reject any purchase order and can suspend purchases if it is in their best interest.

The Funds redeem their shares at their next NAV computed after the Funds’ transfer agent receives your redemption request. You will usually receive payment for your shares within 7 days after the transfer agent receives your written redemption request. If, however, you request redemption of shares recently purchased by check, you may not receive payment until the check has been collected, which may take up to 15 days from time of purchase. The Funds can also suspend or postpone payment, when permitted by applicable law and regulations.

You can exchange shares of one Fund for the same class of shares of another Fund. An exchange is treated as a sale of shares in one Fund and a purchase of shares in another Fund at the NAV next determined after the transfer agent received the exchange request. Your right to exchange shares is subject to applicable regulatory requirements or contractual obligations. The Funds may limit or refuse exchanges, if, in the opinion of MassMutual:

•	you have engaged in excessive trading;

•	a Fund receives or expects simultaneous orders affecting significant portions of the Fund’s assets;

•	a pattern of exchanges occurs which coincides with a market timing strategy which may be disruptive to the Fund; or

•	the Fund would be unable to invest the Funds effectively based on its investment objectives and policies, or if the Fund would be adversely affected.

The Funds reserve the right to modify or terminate the exchange privilege as described above on 60 days written notice.

The Funds do not accept purchase, redemption or exchange orders or compute their NAVs on days when the NYSE is closed. This includes: weekends, Good Friday and all federal holidays other than Columbus Day and Veterans Day. Certain foreign markets may be open on days when the Funds do not accept orders or price their shares. As a result, the NAV of a Fund’s shares may change on days when you will not be able to buy or sell shares.

Determining Net Asset Value

We calculate the NAV of each class of shares of each Fund separately. The NAV for shares of a class of a Fund is determined by adding the current value of all of the Fund’s assets attributable to that Class, subtracting the liabilities attributable to that class and then dividing the resulting number by the total outstanding shares of the class. The assets of each Destination Retirement Fund consist primarily of shares of the underlying MassMutual Institutional Funds, which are valued at their respective NAVs.

Each Fund’s assets are valued based on market value of the Fund’s total portfolio. The Fund’s valuation methods are described in the Statement of Additional Information.

How to Invest

When you buy shares of the Fund through an agreement with MassMutual, your agreement will describe how you need to submit buy, sell and exchange orders. Purchase orders must be accompanied by sufficient Funds. You can pay by check or Federal Funds wire transfer. You must submit any buy, sell or exchange orders in “good form” as described in your agreement.

Taxation and Distributions

Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund will not be subject to Federal income taxes on its ordinary income and net

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realized capital gain distributed to its shareholders. In general, a Fund that fails to distribute at least 98% of such income and gain in the calendar year in which earned will be subject to a 4% excise tax on the undistributed amount. Many investors, including most tax qualified plan investors, may be eligible for preferential Federal income tax treatment on distributions received from a Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of a Fund, including either directly or indirectly through a life insurance company separate investment account, should consult its tax advisers about the Federal, state, local and foreign tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities investing in shares of a Fund.

Investors that do not receive preferential tax treatment are subject to Federal income taxes on distributions received in respect of their shares. Distributions of the Fund’s ordinary income and short-term capital gains (i.e. gains from capital assets held for one year or less) are taxable to the shareholder as ordinary income whether received in cash or additional shares. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Designated capital gain dividends (relating to gains from capital assets held for more than one year) are taxable as long-term capital gains in the hands of the investor whether distributed in cash or additional shares and regardless of how long the investor has owned shares of the Fund. The nature of each Fund’s distributions will be affected by its investment strategies. A Fund whose investment return consists largely of interest, dividends and capital gains from short-term holdings will distribute largely ordinary income. A Fund whose return comes largely from the sale of long-term holdings will distribute largely capital gain dividends. Distributions are taxable to a shareholder even though they are paid from income or gains earned by a Fund prior to the shareholder’s investment and thus were included in the NAV paid by the shareholder.

For each Fund, distributions, if any, are declared and paid annually. Distributions may be taken either in cash or in additional shares of the respective Fund at the Fund’s net asset value on the first business day after the record date for the distribution, at the option of the shareholder.

Any gain resulting from the exchange or redemption of an investor’s shares in a Fund will generally be subject to tax. A loss incurred with respect to shares of a Fund held for six months or less will be treated as a long-term capital loss to the extent of capital gains dividends with respect to such shares.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds generally will not be entitled to claim a credit or deduction with respect to foreign taxes.

Shareholders should consult their tax adviser for more information on their own tax situation, including possible state, local and foreign taxes.

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Investment Performance

Except as noted below, performance data shown for each Sub-Adviser is based on a composite of all substantially similar portfolios managed by that Sub-Adviser, adjusted to reflect the fees and expenses of each respective Fund’s Y share class. Some of these portfolios are mutual funds registered with the SEC and some are private accounts. All the portfolios have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those of the relevant Fund. Performance data shown for SaBAM is based on the performance of the Smith Barney Fundamental Value Fund, a registered mutual fund, adjusted to reflect the fees and expenses of the Strategic Balanced Fund’s Y share class. The Smith Barney Fundamental Value Fund has substantially the same investment objectives and policies as the portion of the Strategic Balanced Fund managed by SaBAM and is managed in accordance with essentially the same investment strategies and techniques as those of the portion of the Fund managed by SaBAM.

For all of the Sub-Advisers, as applicable, the private account portfolios are not registered with the SEC and therefore are not subject to the limitations, diversification requirements and other restrictions to which the Funds, as registered mutual funds, are subject. The performance of the private accounts may have been adversely affected if they had been registered with the SEC.

Composite performance for each of the Sub-Adviser’s portfolios is provided solely to illustrate that Sub-Adviser’s performance in managing portfolios with investment objectives substantially similar to the applicable Fund. The Funds’ performance would have differed due to factors such as differences in cash flows into and out of each Fund, differences in fees and expenses, and differences in portfolio size and investments. Composite performance is not indicative of future rates of return. Prior performance of the Sub-Advisers is no indication of future performance of any of the Funds.

The following chart summarizes the composite performance of each Sub-Adviser’s investment results for accounts with investment objectives similar to that of the Funds. Each Sub-Adviser’s similar account performance has been adjusted to reflect the fees and expenses of each of the Funds’ Y share class.

Sub-Adviser/MMIF Fund	Share Class	1 Year Return (%) as of 12/31/02	5 Year Return (%) as of 12/31/02	10 Year Return (%) as of 12/31/02

David L. Babson & Company Inc./ MM Inflation-Protected Bond Fund	Y	16.05%	N/A	N/A

Salomon Brothers Asset Management Inc/ MM Strategic Balanced Fund	Y	-27.32%	3.13%	9.22%

Western Asset Management Company/ MM Strategic Balanced Fund	Y	9.05%	7.30%	N/A

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ADDITIONAL INVESTMENT POLICIES

AND RISK CONSIDERATIONS

The Funds may invest in a wide range of investments and engage in various investment-related transactions and practices. These practices are pursuant to non-fundamental policies and therefore may be changed by the Board of Trustees of the Trust without the consent of shareholders. Some of the more significant practices and some associated risks are discussed below.

Repurchase Agreements and Reverse Repurchase Agreements

Each Fund may engage in repurchase agreements and reverse repurchase agreements. A repurchase agreement is a contract pursuant to which a Fund agrees to purchase a security and simultaneously agrees to resell it at an agreed-upon price at a stated time, thereby determining the yield during the Fund’s holding period. A reverse repurchase agreement is a contract pursuant to which a Fund agrees to sell a security and simultaneously agrees to repurchase it at an agreed-upon price at a stated time. The Statement of Additional Information provides a detailed description of repurchase agreements, reverse repurchase agreements and related risks.

Securities Lending

Each Fund may seek additional income by making loans of portfolio securities of not more than 33% of its total assets taken at current value. Although lending portfolio securities may involve the risk of delay in recovery of the securities loaned or possible loss of rights in the collateral should the borrower fail financially, loans will be made only to borrowers deemed by MassMutual and the Funds’ custodian to be in good standing.

Under applicable regulatory requirements and securities lending agreements (which are subject to change), the loan collateral received by a Fund when it lends portfolio securities must, on each business day, be at least equal to the value of the loaned securities. Cash collateral received by a Fund will be reinvested by the Fund’s securities lending agent in high quality, short term instruments, including bank obligations, U.S. Government securities, repurchase agreements, money market funds and U.S. dollar denominated corporate instruments with an effective maturity of one-year or less, including variable rate and floating rate securities, insurance company funding agreements and asset-backed securities. All investments of cash collateral by a Fund are for the account and risk of that Fund.

Hedging Instruments and Derivatives

Each Fund may buy or sell forward contracts and other similar instruments and may engage in foreign currency transactions (collectively referred to as “hedging instruments” or “derivatives”), as more fully discussed in the Statement of Additional Information.

The portfolio managers may normally use derivatives:

•	to protect against possible declines in the market value of a Fund’s portfolio resulting from downward trends in the markets (for example, in the debt securities markets generally due to increasing interest rates);

•	to protect a Fund’s unrealized gains or limit its unrealized losses; and

•	to manage a Fund’s exposure to changing securities prices.

Portfolio managers may also use derivatives to establish a position in the debt or equity securities markets as a temporary substitute for purchasing or selling particular securities and to manage the effective maturity or duration of fixed income securities in a Fund’s portfolio.

(1)

Forward Contracts – Each Fund may purchase or sell securities on a “when issued” or delayed delivery basis or may purchase or sell securities on a forward commitment basis (“forward contracts”). When such transactions are negotiated, the price is fixed at the time of commitment, but delivery and payment for the securities can take place a month or more after the commitment date. The securities so purchased or sold are subject to market fluctuations and no interest accrues to the purchaser during this period. While a Fund also

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may enter into forward contracts with the initial intention of acquiring securities for its portfolio, it may dispose of a commitment prior to settlement if MassMutual or the Fund’s Sub-Adviser deems it appropriate to do so.

(2)	Currency Transactions – The Funds may, but will not necessarily, engage in foreign currency transactions with counterparties in order to hedge the value of portfolio holdings denominated in or exposed to particular currencies against fluctuations in relative value.

Certain limitations apply to the use of forward contracts by the Funds. For example, a Fund will not enter into a forward contract if, as a result, more than 25% of its total assets would be held in a segregated account covering such contracts. This 25% limitation is not applicable to the Strategic Balanced Fund. For more information about forward contracts and currency transactions and the extent to which tax considerations may limit a Fund’s use of such instruments, see the Statement of Additional Information.

There can be no assurance that the use of hedging instruments and derivatives by a Fund will assist it in achieving its investment objective. Risks inherent in the use of these instruments include the following:

•	the risk that interest rates and securities prices will not move in the direction anticipated;

•	the imperfect correlation between the prices of a forward contract and the price of the securities being hedged; and

•	the Fund’s portfolio manager may not have the skills needed to manage these strategies.

Therefore, there is no assurance that hedging instruments and derivatives will assist the Fund in achieving its investment objective. As to forward contracts, the risk exists that the counterparty to the transaction will be incapable of meeting its commitment, in which case the desired hedging protection may not be obtained and the Fund may be exposed to risk of loss. As to currency transactions, risks exist that purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments which could result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations. It also could cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Options and Futures Contracts

The Funds may engage in options transactions, such as writing covered put and call options on securities and purchasing put and call options on securities. These strategies are designed to increase a Fund’s portfolio return, or to protect the value of the portfolio, by offsetting a decline in portfolio value through the options purchased. Writing options, however, can only constitute a partial hedge, up to the amount of the premium, and due to transaction costs.

The Funds may also write covered call and put options and purchase call and put options on stock indexes in order to increase portfolio income or to protect the Fund against declines in the value of portfolio securities. In addition, these Funds may also purchase and write options on foreign currencies to protect against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired.

The Funds may also enter into stock index futures contracts and foreign currency futures contracts. These transactions are hedging strategies. They are designed to protect a Fund’s current or intended investments from the effects of changes in exchange rates or market declines. They may also be used for other purposes, such as an efficient means of adjusting a Fund’s exposure to certain markets; in an effort to enhance income; and as a cash management tool. A Fund will incur brokerage fees when it purchases and sells futures contracts. Futures contracts entail risk of loss in portfolio value, if the Sub-Adviser is incorrect in anticipating the direction of exchange rates or the securities markets.

The Funds may also purchase and write options on these futures contracts. This strategy also is intended to protect against declines in the values of portfolio securities or against increases in the costs of securities to be acquired. Like other options, options on futures contracts constitute only a partial hedge up to the amount of the premium, and due to transaction costs.

While these strategies will generally be used by a Fund for hedging purposes, there are risks. For example, the Sub-Adviser may incorrectly forecast the direction of exchange rates or of the underlying

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securities index or markets. When these transactions are unsuccessful, the Fund may experience losses. When a Fund enters into these transactions to increase portfolio value (i.e., other than for hedging purposes), there is a liquidity risk that no market will arise for resale and the Fund could also experience losses. Options and Futures Contracts strategies and risks are described more fully in the Statement of Additional Information.

Illiquid Securities

Each Fund may invest up to 15% (10% in the case of Inflation-Protected Bond) of its net assets in illiquid securities. These policies do not limit the purchase of securities eligible for resale to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, provided that such securities are determined to be liquid by MassMutual or the Sub-Adviser pursuant to Board-approved guidelines. If there is a lack of trading interest in particular Rule 144A securities, a Fund’s holdings of those securities may be illiquid, resulting in the possibility of undesirable delays in selling these securities at prices representing fair value.

Foreign Securities

Investments in foreign securities offer potential benefits not available from investing solely in securities of domestic issuers, such as the opportunity to invest in foreign issuers that appear to offer growth potential, or to invest in foreign countries with economic policies or business cycles different from those of the United States or foreign stock markets that do not move in a manner parallel to U.S. markets, thereby diversifying risks of fluctuations in portfolio value.

Investments in foreign securities, however, entail certain risks, such as: the imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization, military coups or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Certain markets may require payment for securities before delivery. A Fund’s ability and decision to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Further, it may be more difficult for a Fund’s agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Trading

A Fund’s Sub-Adviser may use trading as a means of managing the portfolios of the Fund in seeking to achieve their investment objectives. Transactions will occur when the Sub-Adviser believes that the trade, net of transaction costs, will improve interest income or capital appreciation potential, or will lessen capital loss potential. Whether the goals discussed above will be achieved through trading depends on the Sub-Adviser’s ability to evaluate particular securities and anticipate relevant market factors, including interest rate trends and variations from such trends. If such evaluations and expectations prove to be incorrect, a Fund’s income or capital appreciation could fall and its capital losses could increase. In addition, high portfolio turnover in any Fund can result in additional brokerage commissions to be paid by the Fund and can reduce a Fund’s return. It may also result in higher short-term capital gains that are taxable to shareholders.

Cash Positions

Each Fund may hold cash or cash equivalents to provide for expenses and anticipated redemption payments and so that an orderly investment program may be carried out in accordance with the Fund’s investment policies. In certain market conditions, a Fund’s Sub-Adviser, or in the case of the Destination Retirement Funds, the Fund’s Adviser, may for temporary defensive purposes invest in investment grade debt securities, government obligations, or money market instruments or cash equivalents.

Industry Concentration

As a general rule, a Fund will not acquire securities of issuers in any one industry (as determined by the Board of Trustees of the Trust) if as a result 25% or more of the value of the total assets of the Fund would be invested in such industry, with the following exception:

(1)	There is no limitation for U.S. Government Securities.

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Mortgage-Backed Securities and CMOs

The Funds may invest in mortgage-backed securities and collateralized mortgage obligations (“CMOs”). These securities represent participation interests in pools of residential mortgage loans made by lenders such as banks and savings and loan associations. The pools are assembled for sale to investors (such as the Funds) by government agencies and private issuers, which issue or guarantee the securities relating to the pool. Such securities differ from conventional debt securities which generally provide for periodic payment of interest in fixed or determinable amounts (usually semi-annually) with principal payments at maturity or specified call dates. Some mortgage-backed securities in which a Fund may invest may be backed by the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association); some are supported by the right of the issuer to borrow from the U.S. Government (e.g., obligations of the Federal Home Loan Mortgage Corporation); and some are backed by only the credit of the issuer itself (e.g., private issuer securities). Those guarantees do not extend to the value or yield of the mortgage-backed securities themselves or to the NAV of a Fund’s shares. These issuers may also issue derivative mortgage backed securities such as CMOs.

The expected yield on mortgage-backed securities is based on the average expected life of the underlying pool of mortgage loans. The actual life of any particular pool will be shortened by any unscheduled or early payments of principal. Principal prepayments generally result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to predict accurately the average life of a particular pool. Yield on such pools is usually computed by using the historical record of prepayments for that pool, or, in the case of newly-issued mortgages, the prepayment history of similar pools. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a Fund to differ from the yield calculated on the basis of the expected average life of the pool.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments may likely decline. When prevailing interest rates rise, the value of a pass-through security may decrease as do the values of other debt securities, but, when prevailing interest rates decline, the value of a pass-through security is not likely to rise to the extent that the values of other debt securities rise, because of the risk of prepayment. A Fund’s reinvestment of scheduled principal payments and unscheduled prepayments it receives may occur at times when available investments offer higher or lower rates than the original investment, thus affecting the yield of the Fund. Monthly interest payments received by the Fund have a compounding effect which may increase the yield to the Fund more than debt obligations that pay interest semi-annually. Because of these factors, mortgage-backed securities may be less effective than bonds of similar maturity at maintaining yields during periods of declining interest rates. A Fund may purchase mortgage-backed securities at a premium or at a discount. Accelerated prepayments adversely affect yields for pass-through securities purchased at a premium (i.e., at a price in excess of their principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-through securities purchased at a discount.

Asset-Backed Securities

These securities, issued by trusts and special purpose entities, are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). The value of an asset-backed security is affected by changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Value is also affected if any credit enhancement has been exhausted. Payments of principal and interest passed through to holders of asset-backed securities are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by a Fund has been exhausted, and, if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may

–  29  –

experience losses or delays in receiving payment. The risks of investing in asset-backed securities are ultimately dependent upon payment of consumer loans by the individual borrowers. As a purchaser of an asset-backed security, the Fund would generally have no recourse to the entity that originated the loans in the event of default by a borrower. The underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described above for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities do not have the benefit of the same security interest in the underlying collateral as do mortgage-backed securities.

Dollar Roll Transactions

To take advantage of attractive financing opportunities in the mortgage market and to enhance current income, each of the Funds may engage in dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a GNMA certificate or other mortgage backed securities to a financial institution, such as a bank or broker-dealer, currently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. Dollar roll transactions involve potential risks of loss which are different from those related to the securities underlying the transaction. The Statement of Additional Information gives a more detailed description of dollar roll transactions and related risks.

Certain Debt Securities

While the Funds may invest in investment grade debt securities that are rated in the fourth highest rating category by at least one nationally recognized statistical rating organization (e.g., Baa3 by Moody’s Investors Service, Inc.) or, if unrated, are judged by MassMutual or the Fund’s sub-adviser to be of equivalent quality, such securities have speculative characteristics, are subject to greater credit risk, and may be subject to greater market risk than higher rated investment grade securities.

When Issued Securities

The Funds may purchase securities on a “when-issued” or on a “forward delivery” basis, which means securities will be delivered to the Fund at a future date beyond the settlement date. A Fund will not have to pay for securities until they are delivered. While waiting for delivery of the securities, the Fund will segregate sufficient liquid assets to cover its commitments. Although the Funds do not intend to make such purchases for speculative purposes, there are risks related to liquidity and market fluctuations prior to the Fund taking delivery.

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MASSMUTUAL INSTITUTIONAL FUNDS

1295 State Street

Springfield, Massachusetts 01111

Learning More About the Funds

You can learn more about the Funds by reading the Funds’ Annual and Semiannual Reports when they become available and the Statement of Additional Information (SAI). This information is available free upon request. In the Annual and Semiannual Reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund’s performance during the period covered by the Report and a listing of each Fund’s portfolio securities as of the end of such period. The SAI provides additional information about the Funds and will provide you with more detail regarding the organization and operation of the Funds, including their investment strategies. The SAI is incorporated by reference into this Prospectus and is therefore legally considered a part of this Prospectus.

How to Obtain Information

From MassMutual Institutional Funds:  You may request information about the Funds (including the Annual/Semiannual Reports and the SAI) or make shareholder inquiries by calling 1-888-309-3539 or by writing MassMutual Institutional Funds c/o Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0111, Attention: Retirement Services Marketing.

From the SEC:  You may review and copy information about the Funds (including the SAI) at the SEC’s Public Reference Room in Washington, D.C. (call 1-202-942-8090 for information regarding the operation of the SEC’s public reference room). You can get copies of this information, upon payment of a copying fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov. Alternatively, if you have access to the Internet, you may obtain information about the Funds from the SEC’s EDGAR database on its Internet site at http://www.sec.gov.

When obtaining information about the Funds from the SEC, you may find it useful to reference the Funds’ SEC file number: 811-8274.